PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS
9.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB
Value-added tax deductable	317,837,454	703,696,703
Prepayment for share repurchase	—	31,924,842
Employee advances	2,038,382	19,866,729
Prepaid service fees	2,556,590	12,869,033
Prepaid rent and others	2,050,190	12,628,829
Advances recoverable from supplier	—	11,089,584
Prepaid insurance premium	4,084,745	6,520,930
Prepaid advertizing fee and sponsorship	—	4,916,317
Prepayment for income tax	—	4,432,374
Employee loans	—	2,521,000
Deposits for customs duty and rental	14,391,706	1,579,159
Deferred charges	14,148,799	391,979
Value-added tax refundable on export sales	27,517,480	—
Others	1,010,257	1,472,802
Total	385,635,603	813,910,281

Value-added tax deductable represented the balance that the Group can utilize to deduct its value-added tax liability within the next 12 months.

As of December 31, 2010 and 2011, all of the employee advances are business related, interest-free, not collateralized and will be repaid or settled within one year from the respective balance sheet dates.

Deferred charges represented the tax effects of unrealized profit derived from inter-company transactions which are expected to be realized within the next 12 months.

Value-added tax refundable on export sales are calculated at 17% for various products, of the Group's export sales and will be refunded from tax authorities within the next 12 months.

Employee loans are interest-free, not collateralized and the majority of which will be repaid or settled within one year from the balance sheet date.